UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 11.3%
Consumer, Non-cyclical - 4.4%
Gilead Sciences, Inc.1,10	13,900	$1,153,700
Cigna Corp.1,10	7,848	1,048,493
GlaxoSmithKline plc ADR1,10	21,600	891,864
Bristol-Myers Squibb Co.	13,000	808,080
Biogen, Inc.*,2,10	2,400	655,344
Mylan N.V.*,2	10,500	553,245
Cempra, Inc.*,1	11,900	205,037
Total Consumer, Non-cyclical		5,315,763
Industrial - 2.0%
General Dynamics Corp.1,10	9,500	1,270,815
Deutsche Post AG1	30,000	724,865
Koninklijke Philips N.V.	17,107	453,418
Total Industrial		2,449,098
Financial - 1.9%
Blackstone Group, LP1,10	47,600	1,250,452
Hospitality Properties Trust REIT1,10	30,300	714,777
Synchrony Financial*,1,10	11,900	338,198
Total Financial		2,303,427
Consumer, Cyclical - 1.7%
Target Corp.1	11,700	847,313
Bayerische Motoren Werke AG1	5,700	472,815
General Motors Co.1	13,600	403,104
Daimler AG — Class D	4,960	344,345
Total Consumer, Cyclical		2,067,577
Technology - 0.7%
Xilinx, Inc.1,10	17,400	874,698
Communications - 0.6%
Time Warner, Inc.2	10,300	725,532
Total Common Stocks
(Cost $14,926,118)		13,736,095
CONVERTIBLE PREFERRED STOCKS† - 13.5%
Consumer, Non-cyclical – 5.9%
Teva Pharmaceutical Industries Ltd.
7.00% due 12/15/18	3,112	3,039,926
Anthem, Inc.
5.25% due 05/01/181,10	48,183	2,124,388
Allergan plc
5.50% due 03/01/181,10	2,120	2,010,375
Total Consumer, Non-cyclical		7,174,689
Communications - 3.4%
Frontier Communications Corp.
11.13% due 06/29/181,10	46,068	4,117,558
Financial - 2.9%
Wells Fargo & Co.
7.50%1,3,10	1,949	2,280,818
American Tower Corp.
5.25% due 05/15/171	7,100	704,036
AMG Capital Trust II
5.15% due 10/15/37	9,157	460,139
Total Financial		3,444,993
Utilities - 1.3%
Dominion Resources, Inc.
6.38% due 07/01/171	21,659	1,077,752
NextEra Energy, Inc.

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 13.5% (continued)
Utilities - 1.3% (continued)
6.37% due 09/01/18	9,890	$544,939
Total Utilities		1,622,691
Total Convertible Preferred Stocks
(Cost $17,513,388)		16,359,931

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.5%
Financial - 22.4%
Element Financial Corp.
4.25% due 06/30/201,4	2,205,000 CAD	$1,535,548
5.13% due 06/30/194	1,545,000 CAD	1,165,845
Azimut Holding SpA
2.13% due 11/25/201	1,300,000 EUR	1,599,517
Forest City Realty Trust, Inc.
3.63% due 08/15/201,10	1,496,000	1,523,115
Conwert Immobilien Invest SE
4.50% due 09/06/181	1,100,000 EUR	1,499,125
Colony Capital, Inc.
3.88% due 01/15/211,10	1,573,000	1,383,257
China Overseas Finance Investment Cayman V Ltd.
0.00% due 01/05/235	1,200,000	1,186,500
Starwood Property Trust, Inc.
4.00% due 01/15/191,10	1,141,000	1,146,705
Fidelity National Financial, Inc.
4.25% due 08/15/181,10	618,000	1,112,400
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/19	900,000 EUR	1,093,238
Deutsche Wohnen AG
0.88% due 09/08/21	700,000 EUR	1,020,265
Air Lease Corp.
3.88% due 12/01/181	846,000	988,763
Haniel Finance Deutschland GmbH
0.00% due 05/12/201,5	900,000 EUR	977,497
Baosteel Group Corp.
0.00% due 12/01/185	996,000	938,730
Aurelius SE
1.00% due 12/01/20	800,000 EUR	898,880
AYC Finance Ltd.
0.50% due 05/02/19	870,000	891,750
Criteria CaixaHolding S.A.
1.00% due 11/25/17	800,000 EUR	859,147
Swiss Life Holding AG
0.00% due 12/02/205	645,000 CHF	776,940
PRA Group, Inc.
3.00% due 08/01/201,10	986,000	774,626
BNP Paribas S.A.
0.25% due 09/27/161	700,000 EUR	767,812
Hansteen Jersey Securities Ltd.
4.00% due 07/15/18	500,000 EUR	735,956
Extra Space Storage, LP
3.13% due 10/01/354	648,000	725,760
Beni Stabili SpA
2.63% due 04/17/19	500,000 EUR	618,121
Radian Group, Inc.
2.25% due 03/01/191,10	522,000	568,980

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.5% (continued)
Financial - 22.4% (continued)
Unite Jersey Issuer Ltd.
2.50% due 10/10/18	300,000 GBP	$566,513
IMMOFINANZ AG
4.25% due 03/08/18	110,000 EUR	504,311
British Land Co. plc
1.50% due 09/10/17	300,000 GBP	487,553
LEG Immobilien AG
0.50% due 07/01/21	300,000 EUR	465,563
Haitong International Securities Group, Ltd.
1.25% due 11/04/19	4,000,000 HKD	463,768
Total Financial		27,276,185
Consumer, Non-cyclical - 13.4%
Jarden Corp.
1.13% due 03/15/341,10	1,590,000	1,861,294
Molina Healthcare, Inc.
1.63% due 08/15/441,10	1,141,000	1,311,437
HealthSouth Corp.
2.00% due 12/01/431,10	1,071,000	1,158,688
Euronet Worldwide, Inc.
1.50% due 10/01/441	877,000	1,091,317
Brookdale Senior Living, Inc.
2.75% due 06/15/181,10	1,029,000	994,914
DP World Ltd.
1.75% due 06/19/241	1,000,000	964,999
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/211,10	1,076,000	960,329
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/201,10	847,000	938,581
Hologic, Inc.
0.00% due 12/15/431,6,7,10	400,000	488,250
2.00% due 03/01/426,8	349,000	429,270
Qiagen N.V.
0.88% due 03/19/21	800,000	863,400
Wright Medical Group, Inc.
2.00% due 02/15/20	762,000	725,329
Ablynx N.V.
3.25% due 05/27/20	500,000 EUR	673,955
Jazz Investments I Ltd.
1.88% due 08/15/211,10	550,000	562,032
NuVasive, Inc.
2.75% due 07/01/17	444,000	543,623
Horizon Pharma Investment Ltd.
2.50% due 03/15/224	593,000	521,840
Illumina, Inc.
0.50% due 06/15/211,10	472,000	516,250
Gilead Sciences, Inc.
1.63% due 05/01/161,10	135,000	497,729
J Sainsbury plc
1.25% due 11/21/19	300,000 GBP	438,742
Macquarie Infrastructure Company LLC
2.88% due 07/15/191	400,000	437,750

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.5% (continued)
Consumer, Non-cyclical - 13.4% (continued)
Array BioPharma, Inc.
3.00% due 06/01/201	309,000	$253,959
Total Consumer, Non-cyclical		16,233,688
Technology - 12.8%
Intel Corp.
2.95% due 12/15/351,10	1,224,000	1,502,460
Microchip Technology, Inc.
1.63% due 02/15/251,4	1,516,000	1,464,835
Synchronoss Technologies, Inc.
0.75% due 08/15/191	1,272,000	1,215,555
Lam Research Corp.
0.50% due 05/15/161,10	972,000	1,120,230
Verint Systems, Inc.
1.50% due 06/01/211,10	1,102,000	1,011,085
Capital Gemini S.A.
0.00% due 01/01/195	10,300 EUR	1,009,190
Cornerstone OnDemand, Inc.
1.50% due 07/01/181,10	1,039,000	1,000,686
Red Hat, Inc.
0.25% due 10/01/191,10	799,000	951,309
ServiceNow, Inc.
0.00% due 11/01/181,5	857,000	927,167
Proofpoint, Inc.
0.75% due 06/15/204	933,000	877,603
NVIDIA Corp.
1.00% due 12/01/181,10	582,000	877,365
Ingenico Group
0.00% due 06/26/225	431,200 EUR	838,397
Citrix Systems, Inc.
0.50% due 04/15/19	726,000	768,653
Akamai Technologies, Inc.
0.00% due 02/15/195	595,000	557,444
BroadSoft, Inc.
1.00% due 09/01/224	493,000	519,191
ON Semiconductor Corp.
1.00% due 12/01/201,4	500,000	443,750
Micron Technology, Inc.
3.00% due 11/15/431,10	617,000	436,142
Total Technology		15,521,062
Consumer, Cyclical - 11.1%
Steinhoff Finance Holdings GmbH
4.00% due 01/30/21	1,000,000 EUR	1,456,709
1.25% due 08/11/22	400,000 EUR	417,130
International Consolidated Airlines Group S.A.
0.63% due 11/17/22	1,400,000 EUR	1,445,488
Iconix Brand Group, Inc.
2.50% due 06/01/16	1,406,000	1,259,249
Sony Corp.
0.00% due 09/30/225	140,000,000 JPY	1,157,849
Iida Group Holdings Co. Ltd
0.00% due 06/18/205	120,000,000 JPY	1,090,323
Resorttrust, Inc.
0.00% due 12/01/211,5	110,000,000 JPY	1,035,126

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.5% (continued)
Consumer, Cyclical - 11.1% (continued)
Shenzhou International Group Holdings Ltd.
0.50% due 06/18/19	6,000,000 HKD	$936,675
Standard Pacific Corp.
1.25% due 08/01/321,10	815,000	857,787
Toray Industries, Inc.
0.00% due 08/30/195	80,000,000 JPY	811,135
Fiat Chrysler Automobiles N.V.
7.88% due 12/15/16	12,500	803,906
Sonae Investments B.V.
1.63% due 06/11/19	600,000 EUR	643,452
CalAtlantic Group, Inc.
0.25% due 06/01/19	700,000	617,313
HIS Co. Ltd.
0.00% due 08/30/195	60,000,000 JPY	532,772
NHK Spring Co. Ltd.
0.00% due 09/20/195	450,000	474,750
Total Consumer, Cyclical		13,539,664
Industrial - 9.1%
Deutsche Post A.G.
0.60% due 12/06/19	1,200,000 EUR	1,578,441
Ebara Corp.
0.00% due 03/19/185	110,000,000 JPY	1,081,237
Safran S.A.
0.00% due 12/31/205	1,000,500 EUR	1,017,635
MISUMI Group, Inc.
0.00% due 10/22/185	800,000	894,000
Larsen & Toubro Ltd.
0.68% due 10/22/19	944,000	882,640
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19	750,000	826,590
OSG Corp.
0.00% due 04/04/225	80,000,000 JPY	818,734
Zhen Ding Technology Holding Ltd.
0.00% due 06/26/195	800,000	792,000
Japan Airport Terminal Co. Ltd
0.00% due 03/04/225	90,000,000 JPY	788,006
Implenia AG
0.50% due 06/30/22	585,000 CHF	569,785
China Railway Construction Corporation Ltd.
0.00% due 01/29/215	500,000	515,000
Kawasaki Kisen Kaisha Ltd.
0.00% due 09/26/185	60,000,000 JPY	494,982
Vishay Intertechnology, Inc.
2.25% due 11/15/401,10	504,000	467,775
BW Group Ltd.
1.75% due 09/10/19	400,000	359,200
Total Industrial		11,086,025
Communications - 8.4%
Priceline Group, Inc.
0.35% due 06/15/201,10	1,497,000	1,658,862

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.5% (continued)
Communications - 8.4% (continued)
Telecom Italia Finance S.A.
6.13% due 11/15/161	1,000,000 EUR	$1,396,385
Ctrip.com International Ltd.
1.00% due 07/01/204	788,000	838,728
1.25% due 10/15/181	223,000	282,653
Liberty Media Corp.
1.38% due 10/15/231,10	1,060,000	1,005,675
Twitter, Inc.
1.00% due 09/15/211,10	1,210,000	986,906
Yahoo!, Inc.
0.00% due 12/01/181,5	968,000	938,355
American Movil BV
5.50% due 09/17/181	700,000 EUR	788,035
Telefonica S.A.
6.00% due 07/24/17	500,000 EUR	607,192
LinkedIn Corp.
0.50% due 11/01/19	581,000	591,531
FireEye, Inc.
1.00% due 06/01/351,4,10	700,000	577,500
Ciena Corp.
4.00% due 12/15/201	422,000	508,774
Total Communications		10,180,596
Utilities - 1.6%
CenterPoint Energy, Inc.
3.94% due 09/15/291,6	23,578	1,404,365
ENN Energy Holdings Ltd.
0.00% due 02/26/185	500,000	518,750
Total Utilities		1,923,115
Energy - 0.5%
RAG-Stiftung
0.00% due 02/18/215	500,000 EUR	592,693
Basic Materials - 0.2%
B2Gold Corp.
3.25% due 10/01/18	300,000	244,875
Total Convertible Bonds
(Cost $103,684,885)		96,597,903
CORPORATE BONDS†† - 27.1%
Consumer, Non-cyclical - 6.3%
Tenet Healthcare Corp.
6.00% due 10/01/201,10	1,900,000	2,018,749
4.50% due 04/01/211	360,000	354,600
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/251,4	718,000	647,097
Land O'Lakes Capital Trust I
7.45% due 03/15/281,4	500,000	522,500
HealthSouth Corp.
5.75% due 09/15/251,4,10	525,000	511,770
HCA, Inc.
5.00% due 03/15/241	450,000	456,750
Sotheby's
5.25% due 10/01/221,4	500,000	452,500
CHS/Community Health Systems, Inc.
6.88% due 02/01/221	451,000	410,410

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 27.1% (continued)
Consumer, Non-cyclical - 6.3% (continued)
Concordia Healthcare Corp.
9.50% due 10/21/224	350,000	$343,875
United Rentals North America, Inc.
5.50% due 07/15/251	350,000	313,688
Spectrum Brands, Inc.
5.75% due 07/15/251,4	300,000	309,000
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	325,000	306,313
Prospect Medical Holdings, Inc.
8.38% due 05/01/191,4	250,000	257,775
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 02/01/251,4	200,000	198,524
Cenveo Corp.
8.50% due 09/15/224	400,000	194,000
Ahern Rentals, Inc.
7.38% due 05/15/234	259,000	190,365
Molina Healthcare, Inc.
5.38% due 11/15/224	180,000	180,000
Land O' Lakes, Inc.
6.00% due 11/15/224	26,000	27,170
Total Consumer, Non-cyclical		7,695,086
Energy - 4.8%
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/201,10	925,000	949,280
7.00% due 11/15/231,4	392,000	359,170
Cimarex Energy Co.
4.38% due 06/01/241	440,000	385,831
Continental Resources, Inc.
5.00% due 09/15/221	500,000	351,875
Sabine Pass Liquefaction LLC
6.25% due 03/15/221	350,000	324,188
CONSOL Energy, Inc.
8.00% due 04/01/231	475,000	320,625
Western Refining, Inc.
6.25% due 04/01/21	340,000	311,100
Kinder Morgan Energy Partners, LP
3.95% due 09/01/221	350,000	307,004
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/231	400,000	306,000
Diamondback Energy, Inc.
7.63% due 10/01/21	294,000	294,000
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.13% due 10/15/21	300,000	273,000
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/231	264,000	241,560
SESI LLC
6.38% due 05/01/191	325,000	236,438

	Face
	Amount~	Value
CORPORATE BONDS†† - 27.1% (continued)
Energy - 4.8% (continued)
Marathon Oil Corp.
3.85% due 06/01/251	325,000	$233,131
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
6.50% due 04/15/21	300,000	217,500
Kerr-McGee Corp.
6.95% due 07/01/24	200,000	198,800
Murphy Oil Corp.
3.70% due 12/01/22	327,000	189,193
Concho Resources, Inc.
5.50% due 04/01/23	196,000	178,750
Weatherford International Ltd.
5.13% due 09/15/201	150,000	107,625
Hess Corp.
3.50% due 07/15/24	120,000	98,713
Total Energy		5,883,783
Industrial - 3.6%
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/211,4	814,000	650,183
Masco Corp.
4.45% due 04/01/251	500,000	501,250
MasTec, Inc.
4.88% due 03/15/231	523,000	440,628
TransDigm, Inc.
6.50% due 07/15/24	425,000	417,563
Energizer Holdings, Inc.
5.50% due 06/15/251,4	420,000	391,650
Eletson Holdings, Inc.
9.63% due 01/15/221,4	433,000	370,214
Cleaver-Brooks, Inc.
8.75% due 12/15/191,4	375,000	354,375
Boise Cascade Co.
6.38% due 11/01/201	345,000	351,900
KLX, Inc.
5.88% due 12/01/221,4	348,000	327,085
Waterjet Holdings, Inc.
7.63% due 02/01/204	300,000	298,500
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.13% due 04/15/191	145,000	147,900
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc
7.38% due 01/15/221,4	400,000	145,500
Total Industrial		4,396,748
Financial - 3.4%
Synovus Financial Corp.
7.88% due 02/15/191	669,000	733,391
5.13% due 06/15/171	94,000	96,115
Alliance Data Systems Corp.
6.38% due 04/01/201,4	750,000	759,375

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 27.1% (continued)
Financial - 3.4% (continued)
Corrections Corporation of America
4.63% due 05/01/231	405,000	$400,950
5.00% due 10/15/221	120,000	122,250
E*TRADE Financial Corp.
4.63% due 09/15/231	466,000	460,175
Ally Financial, Inc.
3.25% due 11/05/18	234,000	229,905
5.13% due 09/30/241	165,000	167,888
Credit Acceptance Corp.
7.38% due 03/15/231,4	360,000	349,200
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/191	300,000	312,375
Equinix, Inc.
5.75% due 01/01/251	236,000	243,670
DuPont Fabros Technology, LP
5.63% due 06/15/231	240,000	241,800
Total Financial		4,117,094
Communications - 2.9%
Sprint Communications, Inc.
7.00% due 03/01/201,4	625,000	603,125
Frontier Communications Corp.
11.00% due 09/15/251,4	600,000	580,500
CenturyLink, Inc.
6.75% due 12/01/231	600,000	570,000
EarthLink Holdings Corp.
7.38% due 06/01/201	393,000	396,930
West Corp.
5.38% due 07/15/221,4	450,000	380,813
Neptune Finco Corp.
10.88% due 10/15/251,4	240,000	254,400
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	183,000	158,295
7.50% due 04/01/21	105,000	90,300
Telesat Canada / Telesat LLC
6.00% due 05/15/174	200,000	202,000
Radio One, Inc.
7.38% due 04/15/221,4	220,000	197,725
GCI, Inc.
6.88% due 04/15/25	132,000	130,020
Total Communications		3,564,108
Basic Materials - 2.5%
Blue Cube Spinco, Inc.
10.00% due 10/15/251,4	350,000	379,750
Celanese US Holdings LLC
4.63% due 11/15/22	350,000	340,375
Steel Dynamics, Inc.
5.50% due 10/01/24	345,000	312,225
St. Barbara Ltd.
8.88% due 04/15/184	300,000	292,500
Sappi Papier Holding GmbH
6.63% due 04/15/211,4	250,000	255,000
Commercial Metals Co.
4.88% due 05/15/231	295,000	246,694
Compass Minerals International, Inc.
4.88% due 07/15/244	250,000	230,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 27.1% (continued)
Basic Materials - 2.5% (continued)
Novasep Holding SAS
8.00% due 12/15/164	210,000	$205,275
Tronox Finance LLC
7.50% due 03/15/224	275,000	166,375
First Quantum Minerals Ltd.
7.00% due 02/15/214	326,000	149,145
A Schulman, Inc.
6.88% due 06/01/231,4	160,000	144,800
TPC Group, Inc.
8.75% due 12/15/204	200,000	134,000
Hexion, Inc.
8.88% due 02/01/18	180,000	123,300
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/224	60,000	52,350
Total Basic Materials		3,031,789
Consumer, Cyclical - 2.5%
Dana Holding Corp.
5.50% due 12/15/241	334,000	301,643
5.38% due 09/15/211	192,000	186,000
MGM Resorts International
6.00% due 03/15/231,10	240,000	239,850
7.75% due 03/15/221	140,000	148,925
L Brands, Inc.
5.63% due 02/15/221	300,000	322,800
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22	300,000	211,500
7.00% due 06/15/23	101,000	73,225
Scientific Games International, Inc.
10.00% due 12/01/22	400,000	280,000
Regal Entertainment Group
5.75% due 02/01/251	265,000	256,719
Brookfield Residential Properties, Inc.
6.38% due 05/15/251,4	300,000	254,250
First Cash Financial Services, Inc.
6.75% due 04/01/21	252,000	245,070
Speedway Motorsports, Inc.
5.13% due 02/01/23	240,000	240,600
Travelex Financing plc
8.00% due 08/01/184	150,000 GBP	219,382
Total Consumer, Cyclical		2,979,964
Technology - 0.8%
Qorvo, Inc.
7.00% due 12/01/251,4	690,000	686,550
First Data Corp.
5.38% due 08/15/234	240,000	245,400
Total Technology		931,950
Diversified - 0.3%
Horizon Pharma Financing, Inc.
6.63% due 05/01/231,4	375,000	339,375
Total Corporate Bonds
(Cost $35,260,846)		32,939,897

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 0.5%
Basic Materials - 0.3%
Fortescue Resources August 2006 Pty Ltd.
4.25% due 06/30/19	338,270	$236,366
Vertellus Specialties, Inc.
10.50% due 10/31/19	133,000	94,929
Total Basic Materials		331,295
Consumer, Non-cyclical - 0.2%
Sprint Industrial Holdings LLC
11.25% due 11/14/19	350,000	267,750
Total Senior Floating Rate Interests
(Cost $710,381)		599,045
Total Investments - 131.9%
(Cost $172,095,618)		$160,232,871

	Contracts (100 shares per contract)	Value
CALL OPTIONS WRITTEN† - 0.0%*,**
Call options on:
Biogen, Inc. Expiring February 2016 with strike price of $310.00	24	$(720)
Mylan N.V. Expiring February 2016 with strike price of $57.50	67	(3,149)
Time Warner, Inc. Expiring February 2016 with strike price of $75.00	82	(8,446)
Total Call Options Written
(Premiums received $33,296)		(12,315)
Other Assets & Liabilities, net - (31.9)%		(38,725,502)
Total Net Assets - 100.0%		$121,495,054

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
**	Less than 0.0%
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of January 31, 2016, the total value of the positions segregated was $80,845,826.
2	All or a portion of this security represents cover for outstanding written options. As of January 31, 2016, the total value of the positions segregated was $1,585,975.
3	Perpetual maturity.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $22,483,144 (cost $24,919,232), or 18.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Zero coupon rate security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
8	Security is an accreting bond until December 15, 2017 with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
9	Variable rate security. Rate indicated is rate effective at January 31, 2016.
10	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $44,904,603 in aggregate has been rehypothecated.

ADR	American Depositary Receipt
A.G.	Stock Corporation
B.V.	Limited Liability Company
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GmbH	Limited Liability
HKD	Hong Kong Dollar
JPY	Japanese Yen
N.V.	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
REIT	Real Estate Investment Trust
S.A.	Corporation
SpA	Limited Share Company

See Sector Classification in Supplemental Information section.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of January 31, 2016 (see Note 1 in the Notes to Schedule of Investments):

		Level 2	Level 3
Description	Level 1 Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets:
Convertible Bonds	$–	$96,597,903	$–	$96,597,903
Corporate Bonds	–	32,939,897	–	32,939,897
Common Stocks	13,736,095	–	–	13,736,095
Convertible Preferred Stocks	16,359,931	–	–	16,359,931
Senior Floating Rate Interests	–	599,045	–	599,045
Forward Foreign Currency Exchange Contracts	–	818,288	–	818,288
Total	$30,096,026	$130,955,133	$–	$161,051,159
Liabilities:
Forward Foreign Currency Exchange Contracts	$–	$84,345	$–	$84,345
Call Options Written	12,315	–	–	12,315
Total	$12,315	$84,345	$–	$96,660

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the period ended January 31, 2016.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2016, there were no transfers between valuation levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

For information on the Advent/Claymore Enhanced Growth & Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note 1 – Accounting Policies:
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Fund.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the over-the counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of OTC swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Forward foreign currency exchange contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of January 31, 2016.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 – significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

Note 2 – Federal Income Taxes:
As of January 31, 2016, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward foreign currency exchange contracts and foreign currency translations are as follows:
Cost of			Net Tax	Net Tax Unrealized
Investments	Gross Tax	Gross Tax	Unrealized	Appreciation
for Tax	Unrealized	Unrealized	Depreciation	on Derivatives and
Purposes	Appreciation	Depreciation	on Investments	Foreign Currency
$172,635,361	$2,043,497	$(14,445,987)	$(12,402,490)	$754,924

Note 3 – Forward Foreign Currency Exchange Contracts:

As of January 31, 2016, the following forward foreign currency exchange contracts were outstanding:

						Net Unrealized Appreciation
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 1/31/2016	(Depreciation)
CAD	120,000
for USD	87,496	The Bank of New York Mellon	3/16/2016	$87,496	$85,273	$2,223
CAD	4,097,000
for USD	2,987,240	The Bank of New York Mellon	3/16/2016	2,987,240	2,911,352	75,888
CHF	1,344,000
for USD	1,373,770	The Bank of New York Mellon	3/16/2016	1,373,770	1,314,131	59,639
EUR	19,900,000
for USD	21,939,551	The Bank of New York Mellon	3/16/2016	21,939,551	21,557,975	381,576
EUR	264,000
for USD	289,252	The Bank of New York Mellon	3/16/2016	289,252	285,995	3,257
EUR	400,000
for USD	433,160	The Bank of New York Mellon	3/16/2016	433,160	433,326	-166
EUR	139,000
for USD	150,975	The Bank of New York Mellon	3/16/2016	150,975	150,581	394
EUR	625,000
for USD	673,837	The Bank of New York Mellon	3/16/2016	673,837	677,072	-3,235
EUR	233,000
for USD	252,302	The Bank of New York Mellon	3/16/2016	252,302	252,413	-111
EUR	700,000
for USD	758,513	The Bank of New York Mellon	3/16/2016	758,513	758,321	192
EUR	20,000
for USD	21,900	The Bank of New York Mellon	2/1/2016	21,900	21,641	259
EUR	7,045,000
for USD	7,767,042	The Bank of New York Mellon	3/16/2016	7,767,042	7,631,956	135,086

Net Unrealized Appreciation
Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value as of 1/31/2016	(Depreciation)
EUR	214,000
for USD	234,470	The Bank of New York Mellon	3/16/2016	$234,470	$231,829	$2,641
GBP	160,000
for USD	242,139	The Bank of New York Mellon	3/16/2016	242,139	226,978	15,161
GBP	6,000
for USD	8,618	The Bank of New York Mellon	2/1/2016	8,618	8,511	107
GBP	765,000
for USD	1,157,728	The Bank of New York Mellon	3/16/2016	1,157,728	1,085,241	72,487
GBP	331,000
for USD	500,926	The Bank of New York Mellon	3/16/2016	500,926	469,562	31,364
JPY	969,516,000
for USD	8,048,982	The Bank of New York Mellon	3/16/2016	8,048,982	8,016,892	32,090
JPY	141,000,000
for USD	1,170,591	The Bank of New York Mellon	3/16/2016	1,170,591	1,165,924	4,667
						813,519

						Net Unrealized
						Appreciation
Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value as of 1/31/2016	(Depreciation)
CAD	100,000
for USD	71,879	The Bank of New York Mellon	3/16/2016	$71,879	$71,060	(819)
EUR	200,000
for USD	220,630	The Bank of New York Mellon	3/16/2016	220,630	216,663	(3,967)
EUR	375,000
for USD	414,671	The Bank of New York Mellon	3/16/2016	414,671	406,243	(8,428)
EUR	270,000
for USD	295,485	The Bank of New York Mellon	3/16/2016	295,485	292,495	(2,990)
EUR	303,000
for USD	330,052	The Bank of New York Mellon	3/16/2016	330,052	328,245	(1,807)
EUR	750,000
for USD	817,462	The Bank of New York Mellon	3/16/2016	817,462	812,486	(4,976)
EUR	181,000
for USD	198,031	The Bank of New York Mellon	3/16/2016	198,031	196,080	(1,951)
EUR	390,000
for USD	423,372	The Bank of New York Mellon	3/16/2016	423,372	422,493	(879)
EUR	113,964
for USD	123,480	The Bank of New York Mellon	2/2/2016	123,480	123,315	(165)
EUR	243,000
for USD	261,988	The Bank of New York Mellon	3/16/2016	261,988	263,245	1,257
EUR	900,000
for USD	980,352	The Bank of New York Mellon	3/16/2016	980,352	974,984	(5,368)

						Net Unrealized
						Appreciation
Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value as of 1/31/2016	(Depreciation)
EUR	660,000
for USD	720,509	The Bank of New York Mellon	3/16/2016	720,509	714,988	(5,521)
EUR	650,000
for USD	706,888	The Bank of New York Mellon	3/16/2016	706,888	704,155	(2,733)
EUR	151,000
for USD	165,209	The Bank of New York Mellon	3/16/2016	165,209	163,581	(1,628)
EUR	900,000
for USD	976,829	The Bank of New York Mellon	3/16/2016	976,829	974,984	(1,845)
JPY	48,000,000
for USD	408,196	The Bank of New York Mellon	3/16/2016	408,196	396,910	(11,286)
JPY	52,000,000
for USD	443,285	The Bank of New York Mellon	3/16/2016	443,285	429,986	(13,299)
JPY	35,000,000
for USD	295,973	The Bank of New York Mellon	3/16/2016	295,973	289,414	(6,559)
JPY	38,000,000
for USD	320,832	The Bank of New York Mellon	3/16/2016	320,832	314,220	(6,612)
						(79,576)

		Total unrealized appreciation on forward foreign currency exchange contracts				$733,943

SUPPLEMENTAL INFORMATION (Unaudited)	January 31, 2016

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2016

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 29, 2016